Equity (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	$ 647,254	$ 575,598	$ 500,694
Share premium utilized for dividends declared	(57,850)	(48,359)	0
Net additional paid-in capital	589,404	527,239	500,694
Class A Common [Member]
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	461,153	389,497	314,593
Class B Common [Member]
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	$ 186,101	$ 186,101	$ 186,101